Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Consolidated Statements of Comprehensive Income
Net (loss) income for the year	$ (215,242)	$ (4,293,791)	$ 2,639,063	$ (942,882)
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods:
Net (loss) gain on cash flow hedges (Note 22)	(87,609)	(1,747,686)	263,495	(283,691)
Income tax effect (Note 19)	2,348	46,835	(74,820)	85,107
Exchange differences on translation of foreign operations	1,202	23,970	8,045	22,156
Other comprehensive (loss) income not to be reclassified to profit or loss in subsequent periods:
Remeasurement (loss) gain of employee benefits (Note 16)	(133)	(2,651)	(10,192)	5,989
Income tax effect (Note 19)	40	794	3,058	(1,797)
Other comprehensive (loss) income for the year, net of tax	(84,152)	(1,678,738)	189,586	(172,236)
Total comprehensive (loss) income for the year, net of tax	$ (299,394)	$ (5,972,529)	$ 2,828,649	$ (1,115,118)